Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Total revenues	$ 16,569,194	$ 1,413,490
Cost of revenues	15,971,028	655,487
Gross profit	598,166	758,003
Operating expenses:
Selling expenses	57,450	55,312
General and administrative expenses	1,744,110	1,418,300
Total operating expenses	1,801,560	1,473,612
Loss from operations	(1,203,394)	(715,609)
Other expenses:
Interest expense, net	(165,652)	(99,855)
Investments loss	(8,355)	(26,543)
Change in fair value of convertible notes	(2,747,451)
Change in fair value of warrants liabilities	(1,608,314)
Other expenses, net	(155,574)	(150,871)
Total other expenses, net	(4,685,346)	(277,269)
Loss before income taxes	(5,888,740)	(992,878)
Income taxes provision		106,239
Net loss from continuing operations	(5,888,740)	(1,099,117)
Net income (loss) from discontinued operations	1,035,355	(695,047)
Net loss	(4,853,385)	(1,794,164)
Less: net loss attributable to non-controlling interests	(58,708)	(35,367)
Net loss attributable to the Company	(4,794,677)	(1,758,797)
Other comprehensive loss
Foreign currency translation adjustment	176,237	(9,755)
Comprehensive loss	(4,677,148)	(1,803,919)
Less: comprehensive loss attributable to non-controlling interests	(48,411)	(35,963)
Comprehensive loss attributable to the Company	(4,628,737)	(1,767,956)
Net loss attributable to the Company
Continuing operations	(5,849,673)	(1,099,117)
Discontinued operations	1,054,996	(659,680)
Total	$ (4,794,677)	$ (1,758,797)
Loss per share
Continuing operations (in Dollars per share)	$ (2.95)	$ (0.55)
Discontinued operations (in Dollars per share)	0.53	(0.34)
Total (in Dollars per share)	$ (2.42)	$ (0.89)
Weighted average number of shares outstanding
Basic (in Shares)	1,980,944	1,980,944
Diluted (in Shares)	1,980,944	1,980,944
Third parties
Total revenues	$ 16,569,194	$ 1,355,785
Related parties
Total revenues		$ 57,705